October 4, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus International Funds, Inc. - Dreyfus Emerging Markets Fund
 1933 Act File No.: 33-58248
 1940 Act File No.: 811-7502
 CIK No.: 0000897469

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 54 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 27, 2016.

Please address any comments or questions to my attention at 212-922-7192.

Sincerely,

/s/Talia Delgado
Talia Delgado
Senior Paralegal